Capital Stock and Long-term Retention Plan - Capital Stock (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020 MXN ($) item $ / shares shares	Dec. 31, 2019 MXN ($) shares	Dec. 31, 2018 MXN ($) shares
Classes of share capital
Number of classes of capital stock | item	4
Number of shares in each CPO	117
Number of CPOs in each GDS	5
Authorized (in shares)	357,307,300,000
Total number of shares issued	357,307,300,000
Repurchased (in shares)	(5,173,200,000)
Held by trust (in shares)	(26,141,600,000)
Outstanding (in shares)	325,992,500,000	337,244,300,000	338,329,100,000
Shares in the form of CPOs, Authorized and Issued	296,023,000,000
Shares in the form of CPOs, Repurchased	5,173,200,000
Shares in the form of CPOs, Held by trust	20,004,200,000
Shares in the form of CPOs, Outstanding	270,845,600,000
Shares not in the form of CPOs, Authorized and Issued	61,284,300,000
Shares not in the form of CPOs, Held by trust	6,137,400,000
Shares not in the form of CPOs, Outstanding	55,146,900,000
Issued capital | $	$ 4,907,765	$ 4,907,765
Authorized capital | $	2,459,154
Shares repurchased | $	$ 195,597	$ 1,385,750	$ 1,541,180
Series "A" Shares
Classes of share capital
Par value of shares | $ / shares	$ 0
Number of shares in each CPO	25
Authorized (in shares)	122,179,400,000
Total number of shares issued	122,179,400,000
Repurchased (in shares)	(1,105,400,000)
Held by trust (in shares)	(8,054,800,000)
Outstanding (in shares)	113,019,200,000	116,223,900,000	116,207,200,000
Series "B" Shares
Classes of share capital
Par value of shares | $ / shares	$ 0
Number of shares in each CPO	22
Authorized (in shares)	58,019,700,000
Total number of shares issued	58,019,700,000
Repurchased (in shares)	(972,800,000)
Held by trust (in shares)	(6,118,400,000)
Outstanding (in shares)	50,928,500,000	52,852,800,000	53,116,100,000
CPOs
Classes of share capital
Authorized (in shares)	2,530,100,000
Total number of shares issued	2,530,100,000
Repurchased (in shares)	(44,200,000)
Held by trust (in shares)	(171,000,000)
Outstanding (in shares)	2,314,900,000	2,402,400,000	2,414,400,000
Shares in the form of CPOs, Repurchased	616,000,000	(4,557,200,000)
Shares repurchased | $	$ 5,300	$ 38,900
Series "D" Shares
Classes of share capital
Par value of shares | $ / shares	$ 0
Number of shares in each CPO	35
Authorized (in shares)	88,554,100,000
Total number of shares issued	88,554,100,000
Repurchased (in shares)	(1,547,500,000)
Held by trust (in shares)	(5,984,200,000)
Outstanding (in shares)	81,022,400,000	84,083,800,000	84,502,900,000
Series "L" Shares
Classes of share capital
Par value of shares | $ / shares	$ 0
Number of shares in each CPO	35
Authorized (in shares)	88,554,100,000
Total number of shares issued	88,554,100,000
Repurchased (in shares)	(1,547,500,000)
Held by trust (in shares)	(5,984,200,000)
Outstanding (in shares)	81,022,400,000	84,083,800,000	84,502,900,000